Investment Securities (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Y	Dec. 31, 2010
Available-for-sale securities
Available-for-sale securities, total, amortized cost	$ 51,356	$ 51,855
Available-for-sale securities, total, fair value	51,937
Available-for-sale securities, total, weighted average maturity in years	5.2
Available-for-sale securities, total, weighted average yield	3.19%
Held-to-maturity
Held-to-maturity securities, total, amortized cost	18,877	1,469
Held-to-maturity securities, total, fair value	19,216	1,419
Held-to-maturity securities, total, weighted average maturity in years	3.9
Held-to-maturity securities, total, weighted average yield	2.21%
Investment securities
Total investment securities amortized cost	70,233	53,324
Total investment securities, percentage	100.00%	100.00%
Mortgage Backed Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	220
Held-to-maturity securities, maturing after one year through five years, amortized cost	13,940
Held-to-maturity securities, maturing after five years through ten years, amortized cost	1,412
Held-to-maturity securities, maturing after ten years, amortized cost	519
Held-to-maturity securities, total, amortized cost	16,091
Held-to-maturity securities, maturing in one year, fair value	218
Held-to-maturity securities, maturing after one year through five years, fair value	14,230
Held-to-maturity securities, maturing after five years through ten years, fair value	1,440
Held-to-maturity securities, maturing after ten years, fair value	531
Held-to-maturity securities, total, fair value	16,419
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.5
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.7
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	11.4
Held-to-maturity securities, total, weighted average maturity in years	4.0
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.55%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	2.53%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.68%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.47%
Held-to-maturity securities, total, weighted average yield	2.40%
Investment securities
Total investment securities amortized cost	57,561	40,654
Total investment securities, percentage	82.00%	76.20%
U.S. Treasury and agency [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	2,500
Held-to-maturity securities, maturing after five years through ten years, amortized cost	0
Held-to-maturity securities, maturing after ten years, amortized cost	60
Held-to-maturity securities, total, amortized cost	2,560	165
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	2,535
Held-to-maturity securities, maturing after five years through ten years, fair value	0
Held-to-maturity securities, maturing after ten years, fair value	60
Held-to-maturity securities, total, fair value	2,595
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.0
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.2
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	0.0
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	13.2
Held-to-maturity securities, total, weighted average maturity in years	2.4
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.00%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	0.99%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.00%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.87%
Held-to-maturity securities, total, weighted average yield	1.01%
Investment securities
Total investment securities amortized cost	3,605	2,724
Total investment securities, percentage	5.10%	5.10%
Obligations Of State and Political Subdivisions [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	0
Held-to-maturity securities, maturing after one year through five years, amortized cost	5
Held-to-maturity securities, maturing after five years through ten years, amortized cost	3
Held-to-maturity securities, maturing after ten years, amortized cost	15
Held-to-maturity securities, total, amortized cost	23	27
Held-to-maturity securities, maturing in one year, fair value	0
Held-to-maturity securities, maturing after one year through five years, fair value	6
Held-to-maturity securities, maturing after five years through ten years, fair value	3
Held-to-maturity securities, maturing after ten years, fair value	14
Held-to-maturity securities, total, fair value	23
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.5
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	3.1
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	5.8
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	15.1
Held-to-maturity securities, total, weighted average maturity in years	11.0
Held-to-maturity securities, maturing in one year or less, weighted average yield	8.32%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	8.47%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	5.27%
Held-to-maturity securities, maturing after ten years, weighted average yield	5.51%
Held-to-maturity securities, total, weighted average yield	6.16%
Investment securities
Total investment securities amortized cost	6,417	6,862
Total investment securities, percentage	9.10%	12.90%
Asset backed Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	2
Held-to-maturity securities, maturing after one year through five years, amortized cost	34
Held-to-maturity securities, maturing after five years through ten years, amortized cost	17
Held-to-maturity securities, maturing after ten years, amortized cost	22
Held-to-maturity securities, total, amortized cost	75
Held-to-maturity securities, maturing in one year, fair value	2
Held-to-maturity securities, maturing after one year through five years, fair value	36
Held-to-maturity securities, maturing after five years through ten years, fair value	18
Held-to-maturity securities, maturing after ten years, fair value	24
Held-to-maturity securities, total, fair value	80
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.1
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	2.5
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	6.6
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	22.5
Held-to-maturity securities, total, weighted average maturity in years	9.3
Held-to-maturity securities, maturing in one year or less, weighted average yield	1.01%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.01%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	0.85%
Held-to-maturity securities, maturing after ten years, weighted average yield	1.01%
Held-to-maturity securities, total, weighted average yield	0.98%
Investment securities
Total investment securities amortized cost	949	1,197
Total investment securities, percentage	1.40%	2.30%
Other Debt Securities [Member]
Held-to-maturity
Held-to-maturity securities, maturing in one year, amortized cost	1
Held-to-maturity securities, maturing after one year through five years, amortized cost	99
Held-to-maturity securities, maturing after five years through ten years, amortized cost	28
Held-to-maturity securities, maturing after ten years, amortized cost	0
Held-to-maturity securities, total, amortized cost	121	126
Held-to-maturity securities, maturing in one year, fair value	1
Held-to-maturity securities, maturing after one year through five years, fair value	85
Held-to-maturity securities, maturing after five years through ten years, fair value	13
Held-to-maturity securities, maturing after ten years, fair value	0
Held-to-maturity securities, maturing in one year or less, weighted average maturity in years	0.3
Held-to-maturity securities, maturing after one year through five years, weighted average maturity in years	4.1
Held-to-maturity securities, maturing after five years through ten years, weighted average maturity in years	8.8
Held-to-maturity securities, maturing after ten years, weighted average maturity in years	0.0
Held-to-maturity securities, maturing in one year or less, weighted average yield	0.84%
Held-to-maturity securities, maturing after one year through five years, weighted average yield	1.42%
Held-to-maturity securities, maturing after five years through ten years, weighted average yield	1.18%
Held-to-maturity securities, maturing after ten years, weighted average yield	0.00%
Other Investments [Member]
Held-to-maturity
Held-to-maturity securities, total, amortized cost	0
Held-to-maturity securities, total, fair value	0
Held-to-maturity securities, total, weighted average maturity in years	0.0
Held-to-maturity securities, total, weighted average yield	0.00%
Other Debt Securities and Investments [Member]
Held-to-maturity
Held-to-maturity securities, total, amortized cost	128
Held-to-maturity securities, total, fair value	99
Held-to-maturity securities, total, weighted average maturity in years	5.1
Held-to-maturity securities, total, weighted average yield	1.36%
Investment securities
Total investment securities amortized cost	1,701	1,887
Total investment securities, percentage	2.40%	3.50%
Mortgage Backed Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	672
Available-for-sale, securities maturing after one through five years, amortized cost	32,056
Available-for-sale, securities maturing after five through ten years, amortized cost	6,975
Available-for-sale, securities maturing after ten years, amortized cost	1,767
Available-for-sale securities, total, amortized cost	41,470
Available-for-sale securities, maturing in one year or less, fair value	673
Available-for-sale securities, maturing after one year through five years, fair value	32,917
Available-for-sale securities, maturing after five years through ten years, fair value	6,775
Available-for-sale securities, maturing after ten years, fair value	1,736
Available-for-sale securities, total, fair value	42,101
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.6
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.5
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.0
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	4.4
Available-for-sale securities, maturing in one year of less, weighted average yield	2.47%
Available-for-sale securities, maturing after one year through five years, weighted average yield	2.74%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	2.24%
Available-for-sale securities, maturing after ten years, weighted average yield	1.74%
Available-for-sale securities, total, weighted average yield	2.61%
U.S. Treasury and agency [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	394
Available-for-sale, securities maturing after one through five years, amortized cost	541
Available-for-sale, securities maturing after five through ten years, amortized cost	48
Available-for-sale, securities maturing after ten years, amortized cost	62
Available-for-sale securities, total, amortized cost	1,045	2,559
Available-for-sale securities, maturing in one year or less, fair value	395
Available-for-sale securities, maturing after one year through five years, fair value	547
Available-for-sale securities, maturing after five years through ten years, fair value	53
Available-for-sale securities, maturing after ten years, fair value	62
Available-for-sale securities, total, fair value	1,057
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.3
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	2.0
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	8.2
Available-for-sale securities, maturing after ten years, weighted average maturity in years	11.1
Available-for-sale securities, total, weighted average maturity in years	2.2
Available-for-sale securities, maturing in one year of less, weighted average yield	2.06%
Available-for-sale securities, maturing after one year through five years, weighted average yield	0.93%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	4.25%
Available-for-sale securities, maturing after ten years, weighted average yield	3.15%
Available-for-sale securities, total, weighted average yield	1.64%
Obligations Of State and Political Subdivisions [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	99
Available-for-sale, securities maturing after one through five years, amortized cost	3,981
Available-for-sale, securities maturing after five through ten years, amortized cost	2,008
Available-for-sale, securities maturing after ten years, amortized cost	306
Available-for-sale securities, total, amortized cost	6,394	6,835
Available-for-sale securities, maturing in one year or less, fair value	99
Available-for-sale securities, maturing after one year through five years, fair value	4,087
Available-for-sale securities, maturing after five years through ten years, fair value	2,063
Available-for-sale securities, maturing after ten years, fair value	290
Available-for-sale securities, total, fair value	6,539
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.7
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	4.1
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	5.7
Available-for-sale securities, maturing after ten years, weighted average maturity in years	21.1
Available-for-sale securities, total, weighted average maturity in years	5.4
Available-for-sale securities, maturing in one year of less, weighted average yield	1.66%
Available-for-sale securities, maturing after one year through five years, weighted average yield	6.76%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.79%
Available-for-sale securities, maturing after ten years, weighted average yield	7.48%
Available-for-sale securities, total, weighted average yield	6.73%
Asset backed Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	13
Available-for-sale, securities maturing after one through five years, amortized cost	151
Available-for-sale, securities maturing after five through ten years, amortized cost	693
Available-for-sale, securities maturing after ten years, amortized cost	17
Available-for-sale securities, total, amortized cost	874
Available-for-sale securities, maturing in one year or less, fair value	22
Available-for-sale securities, maturing after one year through five years, fair value	154
Available-for-sale securities, maturing after five years through ten years, fair value	694
Available-for-sale securities, maturing after ten years, fair value	17
Available-for-sale securities, total, fair value	887
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.2
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	3.4
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	7.9
Available-for-sale securities, maturing after ten years, weighted average maturity in years	12.7
Available-for-sale securities, total, weighted average maturity in years	7.1
Available-for-sale securities, maturing in one year of less, weighted average yield	9.71%
Available-for-sale securities, maturing after one year through five years, weighted average yield	12.53%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	3.08%
Available-for-sale securities, maturing after ten years, weighted average yield	11.10%
Available-for-sale securities, total, weighted average yield	4.97%
Other Debt Securities [Member]
Available-for-sale securities
Available-for-sale, securities maturing within one year, amortized cost	69
Available-for-sale, securities maturing after one through five years, amortized cost	0
Available-for-sale, securities maturing after five through ten years, amortized cost	25
Available-for-sale, securities maturing after ten years, amortized cost	1,201
Available-for-sale securities, maturing in one year or less, fair value	54
Available-for-sale securities, maturing after one year through five years, fair value	0
Available-for-sale securities, maturing after five years through ten years, fair value	22
Available-for-sale securities, maturing after ten years, fair value	968
Available-for-sale securities, maturing in one year or less, weighted average maturity in years	0.4
Available-for-sale securities, maturing after one year through five years, weighted average maturity in years	0.0
Available-for-sale securities, maturing after five years through ten years, weighted average maturity in years	5.8
Available-for-sale securities, maturing after ten years, weighted average maturity in years	29.4
Available-for-sale securities, maturing in one year of less, weighted average yield	5.74%
Available-for-sale securities, maturing after one year through five years, weighted average yield	0.00%
Available-for-sale securities, maturing after five years through ten years, weighted average yield	6.38%
Available-for-sale securities, maturing after ten years, weighted average yield	3.87%
Other Investments [Member]
Available-for-sale securities
Available-for-sale securities, total, amortized cost	278
Available-for-sale securities, total, fair value	309
Available-for-sale securities, total, weighted average maturity in years	13.1
Available-for-sale securities, total, weighted average yield	3.87%
Other Debt Securities and Investments [Member]
Available-for-sale securities
Available-for-sale securities, total, amortized cost	1,295
Available-for-sale securities, total, fair value	$ 1,044
Available-for-sale securities, total, weighted average maturity in years	27.4
Available-for-sale securities, total, weighted average yield	4.02%